Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Total	Total attributable to shareholders of the Bank	Capital	Reserves and other retained earnings	Merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Other Equity instruments	Retained earnings of prior years	Income for the year	Provision for mandatory dividends	Non-controlling interest
Equity	$ 4,427,573	$ 4,333,213	$ 891,303	$ 2,552,783	$ (2,224)	$ (112,993)	$ (373,581)	$ 132,724	$ 598,136	$ 899,805		$ (252,740)	$ 94,360
Beginning balance at Dec. 31, 2021	4,427,573	4,333,213	891,303	2,552,783	(2,224)	(112,993)	(373,581)	132,724	598,136	57,338	$ 842,467	(252,740)	94,360
Distribution of income from previous period										842,467	(842,467)
Issued perpetual bonds and interest	(7,889)	(7,889)							(7,889)
Dividends distributions / withdrawals made	(212,237)	(212,237)								(464,977)		252,740
Transfer of retained earnings to reserves	0	0		309,982						(309,982)
Provision for mandatory dividends	(237,683)	(237,683)										(237,683)
Others	21												21
Subtotal	(457,788)	(457,809)		309,982					(7,889)	(774,959)		15,057	21
Other comprehensive income	186,680	186,703				2,863	254,743	(70,903)					(23)
Result of continuous operations	807,482	792,276									792,276		15,206
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	994,162	978,979				2,863	254,743	(70,903)			792,276		15,183
Ending Balance at Dec. 31, 2022	4,963,947	4,854,383	891,303	2,862,765	(2,224)	(110,130)	(118,838)	61,821	590,247	124,846	792,276	(237,683)	109,564
Equity	4,963,947	4,854,383	891,303	2,862,765	(2,224)	(110,130)	(118,838)	61,821	590,247	917,122	0	(237,683)	109,564
Distribution of income from previous period	0	0								792,276	(792,276)
Issued perpetual bonds and interest	18,474	18,474							18,474
Dividends distributions / withdrawals made	(485,191)	(485,191)								(485,191)
Transfer of retained earnings to reserves	0	0		300,069						(300,069)
Provision for mandatory dividends	88,762	88,762										88,762
Others	(49)												(49)
Subtotal	(378,004)	(377,955)		300,069					18,474	(785,260)		88,762	(49)
Other comprehensive income	162,715	161,905				18,534	203,254	(59,883)					810
Result of continuous operations	593,837	579,427									579,427		14,410
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	756,552	741,332				18,534	203,254	(59,883)			579,427		15,220
Ending Balance at Dec. 31, 2023	5,342,495	5,217,760	891,303	3,162,834	(2,224)	(91,596)	84,416	1,938	608,721	131,862	579,427	(148,921)	124,735
Equity	5,342,495	5,217,760	891,303	3,162,834	(2,224)	(91,596)	84,416	1,938	608,721	711,289		(148,921)	124,735
Distribution of income from previous period	0	0								579,427	(579,427)
Issued perpetual bonds and interest	84,661	84,661							84,661
Dividends distributions / withdrawals made	(347,483)	(347,483)								(347,483)
Transfer of retained earnings to reserves	0	0		117,266						(117,266)
Provision for mandatory dividends	(451,409)	(451,409)										(451,409)
Others	(27,229)												(27,229)
Subtotal	(741,460)	(714,231)		117,266					84,661	(464,749)	0	(451,409)	(27,229)
Other comprehensive income	(101,930)	(101,932)				22,584	(162,217)	37,701					2
Result of continuous operations	859,850	852,964									852,964		6,886
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	757,920	751,032				22,584	(162,217)	37,701	0	0	852,964	0	6,888
Ending Balance at Dec. 31, 2024	$ 5,358,955	$ 5,254,561	$ 891,303	$ 3,280,100	$ (2,224)	$ (69,012)	$ (77,801)	$ 39,639	$ 693,382	$ 246,540	$ 852,964	$ (600,330)	$ 104,394